Employee Benefits - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Bottom of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	4 years	4 years
Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	6 years	7 years